INCOME TAXES	12 Months Ended
Aug. 31, 2021
Major components of tax expense (income) [abstract]
Income Taxes	INCOME TAXES
There are no current income taxes payable or recoverable for the years ended August 31, 2021 and 2020.

Components of deferred income tax recovery are as follows:

	AUGUST 31, 2021	AUGUST 31, 2020
Origination and reversal of temporary differences	$(27,244)	$(37,875)
Change in tax rate and rate differences	1,292	421
Change in unrecognized temporary differences	26,026	27,245
Prior period adjustments	(74)	(262)
Total income tax recovery	$—	$(10,471)

A reconciliation of income tax recovery at the statutory rate to amounts recorded in the consolidated financial statements is provided below:

	AUGUST 31, 2021	AUGUST 31, 2020
Loss before income taxes	$(130,704)	$(146,628)
Statutory income tax rate	29.0%	29.0%
Tax calculated at statutory rate	(37,904)	(42,522)
Non-deductible (non-taxable) items	9,514	2,643
Difference between current and future tax rates	1,292	421
Benefit of deductible temporary differences not recognized	26,026	27,245
Effect of tax rates in other jurisdictions	1,144	2,016
Other	(72)	(274)
Income tax recovery	$—	$(10,471)
Recognized deferred tax assets and liabilities consist of the following:

	AUGUST 31, 2021	AUGUST 31, 2020
Deferred tax assets are attributable to the following:
Non-capital losses	$5,078	$6,670
Lease liabilities	1,544	1,038
Deferred tax assets	6,622	7,708
Set-off of tax	(6,622)	(7,708)
Net deferred tax asset	$—	$—

Deferred tax liabilities are attributable to the following:
Property, plant and equipment	$—	$(961)
Intangibles assets	(652)	—
Biological assets	(1,755)	(170)
Inventories	(2,670)	(5,367)
Right-of-use assets	(1,146)	(1,096)
Net investment in sublease	(398)	—
Other	(1)	(114)
Deferred tax liabilities	(6,622)	(7,708)
Set-off of tax	6,622	7,708
Net deferred tax liability	$—	$—

The changes in temporary differences during the years ended August 31, 2021 and 2020 were as follows:

	NET BALANCE AT AUGUST 31, 2020	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2021
Non-capital losses	$6,669	$(1,591)	$—	$5,078
Property, plant and equipment	(961)	961	—	—
Intangibles assets	(10)	(642)	—	(652)
Biological assets	(170)	(1,585)	—	(1,755)
Inventories	(5,367)	2,697	—	(2,670)
Lease liabilities	1,038	506	—	1,544
Right-of-use assets	(1,096)	(50)	—	(1,146)
Net investment in sublease	—	(398)	—	(398)
Other	(103)	102	—	(1)
Net tax liabilities	$—	$—	$—	$—

	NET BALANCE AT AUGUST 31, 2019	RECOGNIZED IN PROFIT OR LOSS	RECOGNIZED DIRECTLY IN EQUITY & OCI	NET BALANCE AT AUGUST 31, 2020
Non-capital losses	$10,708	$(4,039)	$—	$6,669
Property, plant and equipment	(4,983)	4,022	—	(961)
Biological assets	(961)	791	—	(170)
Inventories	(15,200)	9,833	—	(5,367)
Lease liabilities	—	1,038	—	1,038
Right-of-use assets	—	(1,096)	—	(1,096)
Other	(35)	(78)	—	(113)
Net tax (liabilities) assets	$(10,471)	$10,471	$—	$—

At August 31, 2021, the Company has non-capital loss carryforwards available to offset future taxable income in Canada, which expire as follows:

AUGUST 31, 2021
August 31, 2035	$1,070
August 31, 2037	11,825
August 31, 2038	14,735
August 31, 2039	18,254
August 31, 2040	85,698
August 31, 2041	76,746
$208,328

The Company recognizes tax benefits on losses or other deductible amounts where the probable criteria for the recognition of deferred tax assets has been met. The Company's unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

	AUGUST 31, 2021	AUGUST 31, 2020
Deductible temporary differences	$31,803	$17,348
Tax losses	191,607	102,183
	$223,410	$119,531